Note 13 - Stock Based Compensation - Restricted Stock Award Activity (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-vested, number of share (in shares)	2,025,000	2,612,500	2,612,500	3,962,500
Non-vested, weighted average grant date fair value (in dollars per share)	$ 0.76	$ 0.62	$ 0.62	$ 0.62
Non-vested, weighted average remaining contractual term (Year)	1 year 120 days	1 year 273 days	1 year 197 days	2 years	2 years 335 days
Granted, number of share (in shares)	0	0	1,300,000	157,120
Granted, weighted average grant date fair value (in dollars per share)			$ 1	$ 0.65
Vested, number of share (in shares)	(337,500)	(337,500)	(1,887,500)	(1,507,120)
Vested, weighted average grant date fair value (in dollars per share)	$ 0.71	$ 0.62	$ 0.70	$ 0.62
Forfeited, number of share (in shares)
Forfeited, weighted average grant date fair value (in dollars per share)
Non-vested, number of share (in shares)	1,687,500	2,275,000	2,025,000	2,612,500	3,962,500
Non-vested, weighted average grant date fair value (in dollars per share)	$ 0.77	$ 0.62	$ 0.76	$ 0.62	$ 0.62